SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMMON SHARES ISSUED

	Number of Shares	Amount
Balance, January 1, 2023	37,841,950	151,206,539
Funds from common shares issued through ATM financing	227,673	983,194
Funds from common shares issued on private placement	1,786,000	1,607,400
Fair value of warrants issued on private placement	-	(954,537)
Share issue costs	-	(578,317)
Funds from the exercise of stock options	268,356	668,259
Fair value of stock options exercised	-	587,035
Funds from the exercise of warrants and compensation warrants	2,364,066	7,767,067
Fair value of warrants and compensation warrants exercised	-	4,418,783
Balance, December 31, 2023	42,488,045	165,705,423
Funds from common shares issued through ATM financing	5,449,723	9,362,235
Funds from Common shares issued on private placement	24,693,643	69,211,854
Fair value of warrants issued on private placement	-	(31,164,688)
Share issue costs	-	(878,185)
Funds from the exercise of stock options	597,151	754,711
Fair value of stock options exercised	-	2,209,196
Funds from the exercise of warrants	3,278,595	3,725,565
Fair value of warrants exercised	-	4,816,224
Balance, December 31, 2024	76,507,157	223,742,335
Funds from common shares issued on private placement	45,326,019	280,000,001
Fair value of warrants issued on private placement	-	(88,176,282)
Share issue costs	-	(8,048,167)
Funds from the exercise of stock options	3,944,589	5,441,922
Fair value of stock options exercised	-	11,513,569
Funds from the exercise of warrants and compensation warrants	6,243,761	15,847,899
Fair value of warrants and compensation warrants exercised	-	30,813,000
Adjustment due to change in functional currency	-	(28,058,114)
Balance, December 31, 2025	132,021,526	$443,076,163